Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment Useful Lives

The depreciation and amortization methods are designed to amortize the cost of the assets over their estimated useful lives, in years, of the respective assets as follows:

Computers	4 Years
Vehicles	4 Years
Office Equipment	7 Years
Food Service Equipment	7 Years
Furniture and Fixtures	7 Years
Leasehold Improvements	7 Years

The depreciation and amortization methods are designed to amortize the cost of the assets over their estimated useful lives, in years, of the respective assets as follows:

Computers	4 Years
Vehicles	4 Years
Office Equipment	7 Years
Food Service Equipment	7 Years
Furniture and Fixtures	7 Years
Leasehold Improvements	7 Years

Schedule of Dilutive Securities Outstanding Excluded from Calculation of Earnings Per Share

Such securities, shown below, presented on a common share equivalent basis and outstanding as of March 31, 2014 and 2013 have been excluded from the per share computations:

	As of
	March 31,
	2014	2013
Convertible notes issued (Post-Reverse Merger)	3,520,000	2,024,955
Convertible notes issued (Pre-Reverse Merger)	-	1,537,515
Options issued to employee	1,000,000	-
Warrants	5,470,500	2,912,478
	9,990,500	6,474,948

Such securities, shown below, presented on a common share equivalent basis and outstanding as of December 31, 2013 and 2012 have been excluded from the per share computations:

	As of
	December 31,
	2013	2012
Convertible notes issued (Post-Reverse Merger)	3,520,000	1,650,000
Convertible notes issued (Pre-Reverse Merger)	-	1,537,515
Options issued to employee	1,000,000	-
Warrants for services	2,752,000	1,900,000
Warrants issued in connection with asset purchase	250,000	-
Warrants issued in connection with convertible debt	1,760,000	825,000
Warrants issued in connection with subscription agreements	104,000	-
	9,386,000	5,912,515